Share Capital and Premium Related to The Share Capitals - Additional Information (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) shares
Capital structure [line items]
Transaction costs | $	$ 910 [1]
ATM financing program [member]
Capital structure [line items]
Number of shares issued | shares	2,415,630
Exercise of share warrants, employee warrants and stock options | shares	265,494
Transaction costs | $	$ 900

[1]	These costs correspond to the issuance costs related to the At-The-Market (“ATM”) financing program were recorded as a reduction of share premium, in anticipation of share issuances that occurred in April 2021